Other Payables and Accruals (Zhongdehui (SZ) Development Co., Ltd)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2019	Dec. 31, 2018
Other Payables and Accruals
7.	ACCOUNTS PAYABLE, OTHER PAYABLES AND ACCRUALS

	2019	2018
Accounts payable (a)	$61,898	$-
Accrued payroll and welfare payable	107,284	16,221
VAT and other taxes payable	25,728	1,379
Others (b)	32,655	2,296
	$227,565	$19,896

(a)	Accounts payable primarily include commission payable for students’ referral.
(b)	Others primarily include miscellaneous expenses payable.

6.	OTHER PAYABLES AND ACCRUALS

	As of December 31,
	2018	2017
Accrued payroll and welfare payable	$16,221	$-
VAT and other taxes payable	1,379	-
Others	2,296	-
	$19,896	$-

Zhongdehui (SZ) Development Co., Limited [Member]
Other Payables and Accruals
4.	OTHER PAYABLES AND ACCRUALS

	As of June 30,
	2018	2017
Accrued payroll and welfare payable	$20,852	21,664
Amounts reimbursable to employees (a)	3,500	-
VAT and other taxes payable	3,736	2,470
Others (b)	10,525	-
	$38,613	24,134

(a)	Amounts reimbursable to employees include travelling and the related expenses.

(b)	Others primarily include conference fee and other miscellaneous expenses payable.